Tax expense (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income taxes paid (refund) [abstract]
Profit before tax	£ 3,283	£ 3,420	[1]
UK corporation tax thereon at 19 per cent (2021: 19 per cent)	(624)	(650)
Impact of surcharge on banking profits	(168)	(212)
Non-deductible costs: conduct charges	(4)	(7)
Other non-deductible costs	(3)	(40)
Non-taxable income	35	12
Tax relief on coupons on other equity instruments	0	39
Tax-exempt gains on disposals	0	2
Tax losses where no deferred tax recognised	(4)	(5)
Remeasurement of deferred tax due to rate changes	(16)	1,189
Differences in overseas tax rates	(44)	(19)
Adjustments in respect of prior years	(14)	(21)
Tax (expense) credit	£ (842)	£ 288
UK corporation tax rate	19.00%	19.00%

[1]	Restated, see page 34.